SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Allowance for doubtful accounts	$ 0	$ 0		$ 0	$ 0
Customer Concentration Risk | Accounts Receivable | Customer 1 | Related Party
Concentration Risk [Line Items]
Concentration risk percentage		5.00%		75.00%	51.00%
Customer Concentration Risk | Accounts Receivable | Customer 2 | Related Party
Concentration Risk [Line Items]
Concentration risk percentage		5.00%		16.00%	49.00%
Customer Concentration Risk | Revenue Benchmark | Customer 1 | Related Party | Portfolio servicing
Concentration Risk [Line Items]
Concentration risk percentage	39.00%	36.00%		28.00%
Customer Concentration Risk | Revenue Benchmark | Customer 1 | Nonrelated Party
Concentration Risk [Line Items]
Concentration risk percentage			44.00%		29.00%
Customer Concentration Risk | Revenue Benchmark | Customer 1 | Nonrelated Party | Active management
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	22.00%		51.00%
Customer Concentration Risk | Revenue Benchmark | Customer 2 | Related Party | Portfolio servicing
Concentration Risk [Line Items]
Concentration risk percentage	39.00%	37.00%		28.00%
Customer Concentration Risk | Revenue Benchmark | Customer 2 | Nonrelated Party
Concentration Risk [Line Items]
Concentration risk percentage			29.00%		29.00%
Customer Concentration Risk | Revenue Benchmark | Customer 3 | Nonrelated Party
Concentration Risk [Line Items]
Concentration risk percentage					20.00%
Customer Concentration Risk | Investment Method Revenue Benchmark | Customer 1 | Nonrelated Party
Concentration Risk [Line Items]
Concentration risk percentage		9.00%		22.00%
Abacus Settlements, LLC | Customer Concentration Risk | Revenue Benchmark
Concentration Risk [Line Items]
Concentration risk percentage				60.00%	76.00%